UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-23902

Investment Company Act file number

Niagara Income Opportunities Fund
(Exact name of registrant as specified in charter)

3550 Lenox Road NE, Suite 2550
Atlanta, GA 30326
(Address of principal executive offices) (Zip code)

Liquid Strategies, LLC

3550 Lenox Road NE, Suite 2550
Atlanta, GA 30326
(Name and address of agent for service)

770-350-8700

Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2024

Item 1. Reports to Stockholders.

(a)

Niagara Income Opportunities Fund (NAGRX)

SEMI-ANNUAL REPORT

September 30, 2024
(Unaudited)

Niagara Income Opportunities Fund

Table of Contents

(Unaudited)

Schedule of Investments	2
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Statement of Cash Flows	8
Financial Highlights	9
Notes to Financial Statements	10
Shareholder Expense Example	20
Additional Information	21

Niagara Income Opportunities Fund

Schedule of Investments

September 30, 2024 (Unaudited)

	Shares / Units	First Acquisition Date	Cost / Principal	Value	Percent of Net Assets
INVESTMENTS IN PRIVATE INVESTMENT VEHICLES — 35.3%
Partnerships
Consumer Lending
HFSA LLC (c)	8,625	1/5/2024	$8,625,000	$8,925,633	12.5%
Legal Finance
EAJF Leveraged Feeder LP (b)(c)		3/1/2024	6,400,000	6,793,843	9.5
Real Estate Debt
Oak Institutional Credit Solutions (b)(c)		3/5/2024	2,900,000	2,976,949	4.2
Specialty Finance
Delgatto Diamond Finance Fund (b)(c)		7/2/2024	700,000	715,736	1.0
Revere Specialty Finance Fund LP (b)(c)		3/1/2024	2,275,000	2,402,898	3.4
Trade Receivables Finance
ACM Factor Fund Class B (b)(c)		1/5/2024	15,000	11,373	0.0
Total Investment in Partnerships			20,915,000	21,826,432	30.6

Non-Listed Business Development Companies (BDCs)
Direct Lending BDCs
Monroe Income Plus Corp (c)	126,953	3/8/2024	1,300,000	1,345,372	1.9
Nuveen Churchhill Private Capital Income Fund - Class I (c)	80,808	2/29/2024	2,000,000	2,028,148	2.8
Total Investment in Non-Listed BDCs			3,300,000	3,373,520	4.7

Total Investment in Private Investment Vehicles				25,199,952	35.3

INVESTMENTS IN CREDIT FACILITIES — 42.7%
Senior Secured Debt
Consumer Lending
Revere BC, 20.96%, SOFR+16.00%, 11/26/2025 (a)(d)(e)(f)		2/23/2024	500,000	516,339	0.7
Direct Lending
Chicago Atlantic Manager, LLC, 12.00%, 6/30/2027 (a)		6/6/2024	2,000,000	2,064,796	2.9
Diversified Alternative Credit
IVY Battery, LLC, 12.25%, 04/18/2025 (a)		2/22/2024	5,000,000	5,051,040	7.1
Specialty Finance
Coromandel LS LLC - Funding Account, 12.96%, SOFR+8.00%, 03/01/2027 (a)(d)		3/1/2024	7,800,000	7,885,036	11.1
Coromandel LS LLC - Alpha Participation, 17.96%, SOFR+13.00%, 01/24/2026 (a)(d)		8/30/2024	1,450,000	1,467,736	2.1
Trade Receivables Finance
Altriarch Specialty Finance SPV II, LLC, 8%, 12/31/2025 (a)(f)		4/1/2024	8,050,000	8,385,009	11.8
Total Investment in Senior Secured Debt			24,800,000	25,369,956	35.7

Subordinated Debt
Direct Lending
Chicago Atlantic Admin, LLC, 12.75%, 5/31/2027 (a)		7/3/2024	2,600,000	2,674,469	3.8
Trade Receivables Finance
PFF LLC
1/9/2027 12.00% (a)		1/9/2024	25,000	25,603	0.0
2/22/2027 12.00% (a)		2/22/2024	1,000,000	1,024,111	1.4
3/1/2027 12.00% (a)		3/1/2024	300,000	307,233	0.4

The accompanying notes are an integral part of the financial statements.

Niagara Income Opportunities Fund

Schedule of Investments

September 30, 2024 (Unaudited) (Continued)

	Shares / Units	First Acquisition Date	Cost / Principal	Value	Percent of Net Assets
INVESTMENTS IN CREDIT FACILITIES (Continued)
3/15/2027 12.00% (a)		3/15/2024	$200,000	$204,822	0.3%
8/26/2027 12.00% (a)		8/26/2024	750,000	768,083	1.1
Total Investment in Subordinated Debt			4,875,000	5,004,321	7.0

Total Investment in Credit Facilities				30,374,277	42.7

INVESTMENTS IN LOAN PARTICIPATION — 8.1%
Preferred Equity
Real Estate Debt
Revere Specialty the Hill, 16%, 7/30/2024 (a)(e)		6/27/2024	1,800,000	1,875,296	2.6
Total Preferred Equity			1,800,000	1,875,296	2.6

Secured Debt
Specialty Finance
Delgatto Participation - Bijan, 13.70%, 3/9/2025 (a)(e)		9/10/2024	225,000	225,000	0.3
Delgatto Participation - iSparkle, 13.70%, 3/12/2025 (a)(e)		9/13/2024	250,000	250,000	0.4
Total Investment in Secured Debt			475,000	475,000	0.7

Senior Secured Debt
Real Estate Debt
Revere Specialty Finance NYL, 13.46%, SOFR + 8.50%, 6/20/2025 (a)(d)(e)		5/8/2024	1,500,000	1,554,908	2.2
Trade Receivables Finance
CRWD Specialty Finance LLC, 18.00%, 11/30/2024 (a)		5/17/2024	1,800,000	1,828,822	2.6
Total Investment in Senior Secured Debt			3,300,000	3,383,730	4.8

Total Investment in Loan Participation				5,734,026	8.1

INVESTMENTS IN PUBLIC SECURITIES — 5.5%
Open-End Funds
Holbrook Structured Income Fund - Class I	317,574		3,115,000	3,121,756	4.4
Total Investment in Open-End Funds			3,115,000	3,121,756	4.4

Closed-End Funds
Carlyle Tactical Private Credit Fund - Class N	88,028		750,000	750,880	1.1
Cliffwater Enhanced Lending Fund - Class I	1,477		15,862	16,508	0.0
Total Investment in Closed-End Funds			765,862	767,388	1.1

Total Investment in Public Securities				3,889,144	5.5

The accompanying notes are an integral part of the financial statements.

Niagara Income Opportunities Fund

Schedule of Investments

September 30, 2024 (Unaudited) (Continued)

	Shares / Units	First Acquisition Date	Cost / Principal	Value	Percent of Net Assets
INVESTMENTS IN MONEY MARKET INSTRUMENTS — 9.6%
First American Treasury Obligations Fund - Class X, 4.74% (g)	6,853,655		$6,853,655	$6,853,655	9.6%
Total Investment in Money Market Instruments			6,853,655	6,853,655	9.6

Total Investments — 101.2% (cost $70,199,517)				$72,051,054	101.2%
Liabilities in Excess of Other Assets — (1.2)%				(844,514)	(1.2)
TOTAL NET ASSETS — 100.0%				$71,206,540	100.0%

Percentages are stated as a percent of net assets.

SOFR Secured Overnight Financing Rate

(a)	Value was determined using significant unobservable inputs. See Note 9.

(b)	Private investment company does not issue shares or units.

(c)	Investment valued using net asset value per share (or its equivalent) as a practical expedient. See Note 9.

(d)	Variable rate security. Rate shown is the rate in effect as of period end.

(e)	The investment was made through a participation.

(f)	The security receives profit sharing.

(g)	The rate shown represents the 7-day effective yield as of September 30, 2024.

The accompanying notes are an integral part of the financial statements.

Niagara Income Opportunities Fund

Statement of Assets and Liabilities

September 30, 2024 (Unaudited)

Assets
Investments, at value	$72,051,054
Cash	36,816
Receivable for fund shares sold	418,981
Dividends and interest receivable	64,838
Prepaid expenses and other assets	39,689
Expense reimbursement recievable	15,082
Deferred offering costs	11,324
Total assets	72,637,784

Liabilities
Distributions payable	971,489
Payable to Adviser	218,577
Payable for fund administration and accounting fees	109,163
Accrued organizational expenses	19,591
Payable for transfer agent fees and expenses	36,329
Payable for legal fees	30,273
Payable for audit fees	27,075
Payable for expenses and other liabilities	14,795
Payable to trustees	3,952
Total liabilities	1,431,244
Net Assets	$71,206,540

Net Assets Consists of:
Paid-in capital	$70,777,476
Total distributable earnings (accumulated losses)	429,064
Net Assets	$71,206,540

Net asset value	$71,206,540
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	6,892,070
Net asset value per share	$10.33

Cost:
Investments cost	$70,199,517

The accompanying notes are an integral part of the financial statements.

Niagara Income Opportunities Fund

Statement of Operations

For the Six Months Ended September 30, 2024 (Unaudited)

Investment Income
Dividend income	$159,290
Interest income	1,493,611
Total investment income	1,652,901

Expenses
Investment advisory fees	463,395
Fund administration and accounting fees	72,118
Professional fees	8,075
Transfer agent fees	24,000
Trustees’ fees	20,251
Legal fees	20,000
Federal and state registration fees	4,432
Reports to shareholdesr	4,000
Custodian fees	2,399
Organizational expenses	79,203
Offering expenses	39,271
Other expenses	3,375
Total expenses	740,519
Expense reimbursement by Adviser	(171,699)
Net expenses	568,820
Net investment income	1,084,081

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	4,721
Net change in unrealized appreciation/depreciation on investments	1,781,896
Net realized and unrealized gain (loss) on investments	1,786,617
Net increase in net assets from operations	$2,870,698

The accompanying notes are an integral part of the financial statements.

Niagara Income Opportunities Fund

Statements of Changes in Net Assets

	Six Months Ended September 30, 2024 (Unaudited)	Period Ended March 31, 2024(a)
From Operations
Net investment income	$1,084,081	$124,519
Net realized gain	4,721	7,065
Net change in unrealized appreciation/depreciation on investments	1,781,896	69,641
Net increase in net assets resulting from operations	2,870,698	201,225

From Distributions
Distributable earnings	(2,642,859)	—
Total distributions	(2,642,859)	—

Capital Transactions
Subscriptions	41,546,029	29,565,930
Redemptions	(1,314,757)	—
Reinvestments	880,274	—
Net increase in net assets resulting from capital share transactions	41,111,546	29,565,930

Total Increase in Net Assets	41,339,385	29,767,155

Net Assets
Beginning of period	29,867,155	100,000
End of period	$71,206,540	$29,867,155

Shares Transactions
Subscriptions	4,010,290	2,911,772
Redemptions	(125,488)	—
Reinvestments	85,496	—
Total increase in shares outsanding	3,970,298	2,911,772

(a)	Commencement of operations of the Fund was December 29, 2023.

The accompanying notes are an integral part of the financial statements.

Niagara Income Opportunities Fund

Statement of Cash Flows

Six Months Ended September 30, 2024 (Unaudited)
Cash Provided by (Used in) Operating Activites
Net increase in net assets from operations	$2,870,698
Adjustments to reconcile net increase in net assets resulting from operations:
Purchases of investment securities	(43,200,862)
Sales of investment securities	3,204,721
(Purchases) and sales of short-term investments, net	(640,936)
Net realized (gain)/loss on investments	(4,721)
Net change in unrealized (appreciation)/depreciation on investments	(1,781,896)
(Increase) Decrease in Assets:
Receivable for investment securities sold	(418,981)
Dividends and interest receivable	101,619
Expense reimbursement receivable	23,303
Prepaid expenses and other assets	(25,021)
Deferred offering costs	44,500
Investments paid in advance	200,000
Increase (Decrease) in Liabilities:
Payable for Distributions to shareholders	971,489
Payable to Adviser	112,103
Payable for fund administration and accounting fees	72,119
Payable for audit fees	(7,925)
Payable for trustees fees	(6,450)
Payable for legal fees	20,000
Payable for transfer agent fees and expenses	24,001
Accrued offering costs	—
Accrued organizational costs	591
Accrued expenses and other liabilities	9,777

Net cash provided by (used in) operating activities	(38,431,871)

Cash Provided by (Used in) Financing Activities
Proceeds from shares sold	41,546,029
Payment on shares redeemed	(1,314,757)
Cash distributions paid to Shareholders	(1,762,585)
Net cash provided by (used in) financing activities	38,468,687
Net increase (decrease) in cash	$36,816

Cash
Beginning Balance	—
Ending Balance	$36,816

The accompanying notes are an integral part of the financial statements.

Niagara Income Opportunities Fund

Financial Highlights

	Six Months Ended September 30, 2024 (Unaudited)	Period Ended March 31, 2024(a)
Per Share Data:

Net Asset Value, Beginning of Period	$10.22	$10.00

Investments Operations:
Net investment income(b)	0.23	0.13
Net realized and unrealized gain on investments	0.30	0.09
Total from investment operations	0.53	0.22

Less distributions paid:
From net investment income	(0.42)	—
Total distributions paid	(0.42)	—

Net Asset Value, End of Period	$10.33	$10.22

Total return(c)	5.23%	2.20%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$71,207	$29,867
Ratio of expenses to average net assets(e)
Before expense reimbursement/recoupment(d)	2.64%	7.25%
After expense reimbursement/recoupment(d)	2.03%	2.05%
Ratio of net investment income to average net assets(d)(e)	4.32%	4.84%
Portfolio turnover rate(c)	6%	28%

(a)	Commencement of operations of the Fund was December 29, 2023.

(b)	Net investment income per share was calculated using average shares outstanding during the period.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)

The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests, including management and performance fees. As of September 30, 2024, the Fund’s underlying investment companies included a range of management fees from 0.0% to 2.25% (unaudited) and performance fees from 10% to 20% (unaudited).

The accompanying notes are an integral part of the financial statements.

Niagara Income Opportunities Fund

Notes to Financial Statements

September 30, 2024 (Unaudited)

1.	Organization

Niagara Income Opportunities Fund (the “Fund”) was organized as a statutory trust under the laws of the state of Delaware on July 23, 2023, and commenced operations on December 29, 2023. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a continuously-offered, closed-end management investment company that operates as an interval fund. The Fund’s investment objective is current income. The Fund is non-diversified and pursues its investment objective through direct and indirect investment of the majority of its assets in income-generating investments of domestic issuers. These investments may be publicly-traded or privately-offered, and typically make interest, dividend, or other periodic payments, distributions, and/or accruals; in addition to offering potential capital appreciation to investors. The Fund defines income-generating investments to include notes, bonds, debentures, loans, loan participations, dividend-paying preferred and common shares and funds that invest in the preceding.

The Fund is managed by Liquid Strategies, LLC (the “Adviser”). The Adviser is an investment adviser registered with the Securities and Exchange Commission (“SEC”).

The Fund’s Board of Trustees (the “Board” or “Trustees”) is responsible for the overall management of the Fund, including supervision of the duties performed by the Adviser.

2.	Significant Accounting Policies

The Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and applies the specialized accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies. The functional and reporting currency of the Fund is the U.S. dollar. Following are the significant accounting policies adopted by the Fund:

A. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, recognition of income, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

B. Fund Expenses

The Fund bears its own operating expenses subject to an expense limitation and reimbursement agreement discussed in Note 4. These operating expenses include, but are not limited to: all investment-related expenses, advisory fees, registration expenses, legal fees, audit and tax preparation fees and expenses, administrative and accounting expenses and fees, transfer agent fees, custody fees, costs of insurance, fees and travel-related expenses of the Board, and all costs and expenses of preparing, setting in type, printing and distributing reports and other communications to shareholders.

C. Investment Transactions and Investment Income

Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are calculated on a specific identification basis. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-dividend date. Distributions received from investments in securities and private funds that represent a return of capital or capital gains are recorded as a reduction of cost or as a realized gain, respectively. Distributions from private funds occur at irregular intervals and the exact timing and character has not been communicated from the private funds. It is estimated that distributions will occur over the life of the private funds.

Investments in private investment vehicles paid in advance are comprised of cash paid on or prior to September 30, 2024, for which units were issued October 1, 2024 or later. Investments paid in advance do not participate in the earnings of the private investment vehicles until such units are issued.

Niagara Income Opportunities Fund

Notes to Financial Statements

September 30, 2024 (Unaudited) (Continued)

D. Distributions to Shareholders

The Fund’s distributions may be funded from unlimited amounts of offering proceeds or borrowings, which may constitute a return of capital and reduce the amount of capital available to the Fund for investment. Any capital returned to shareholders through distributions will be distributed after payment of fees and expenses.

E. Investment Valuation

In computing the net asset value (“NAV”), portfolio securities of the Fund are valued at their current market values determined on the basis of market quotations. If market quotations are not readily available (collectively, “Fair Valued Securities”), securities are valued at fair value as determined by the Adviser, in its capacity as the Valuation Designee (the “Valuation Designee”). The Board has delegated the day-to-day responsibility for determining these fair values in accordance with the policies it has approved for each period end. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. There is no single standard for determining fair value of a security. Rather, the fair value determinations involve significant professional judgment in the application of both observable and unobservable attributes, and as a result, the calculated NAVs of the Fair Valued Securities’ assets may differ from their actual realizable value or future fair value. In determining the fair value of a security for which there are no readily available market quotations, the Adviser may consider several factors, including fundamental analytical data relating to the investment in the security, the nature and duration of any restriction on the disposition of the security, the cost of the security at the date of purchase, the liquidity of the market for the security as well as overall market information and the prices of a group of similar assets. The Adviser may also consider periodic financial statements (audited and unaudited) or other information provided by the issuer to investors or prospective investors.

As a general matter, the Fund’s investments in private debt will be fair valued at the cost of the security as of the date of purchase and generally held at cost subject to the following events: (i) a material change in interest rates/yields for similar securities; (ii) a major underlying collateral impairment since origination; (iii) interest and/or principal payment default; (iv) a fundamental change that has not been reflected in cost that puts recoverability in serious doubt; and (v) an expected partial/full sale of security to a third party at a different price than estimated fair value.

The Fund’s investments in pooled investment vehicles will be fair valued at the cost of the security as of the date of purchase and subsequently valued at the pooled investment vehicle’s net asset value, as determined by such pooled investment vehicle’s manager.

For purposes of determining the NAV of the Fund, readily marketable portfolio securities listed on the New York Stock Exchange (“NYSE”) are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Adviser determines in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on the NASDAQ Global Market®, NASDAQ Global Select Market® and the NASDAQ Capital Market® exchanges (collectively, “NASDAQ”) are valued at the NASDAQ official closing price.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Adviser to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as the Adviser deems appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board believes reflect most closely the value of such securities.

Non-dollar-denominated securities, if any, are valued as of the close of the NYSE at the closing price of such securities in their principal trading market, but may be valued at fair value if subsequent events occurring before the computation of NAV materially have affected the value of the securities. Trading may take place in foreign issues held by the Fund, if any, at times

Niagara Income Opportunities Fund

Notes to Financial Statements

September 30, 2024 (Unaudited) (Continued)

when the Fund is not open for business. As a result, the Fund’s NAV may change at times when it is not possible to purchase or sell shares of the Fund. The Fund may use a third-party pricing service to assist it in determining the market value of securities in the Fund’s portfolio.

The Adviser provides the Board with periodic reports that discuss the functioning of the fair valuation process, if applicable to that period, and that identify issues and valuations problems that have arisen, if any.

F. Cash and Cash Equivalents

Cash and cash equivalents include liquid investments of sufficient credit quality with original maturities of three months or less from the date of purchase.

G. Income Taxes

The Fund intends to elect and continue to qualify to be taxed as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund generally will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. The Fund generally intends to operate in a manner such that it will not be liable for federal income or excise taxes.

Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions when the positions are more likely than not to be sustained. Management is not aware of any exposure to uncertain tax positions that could require accrual.

As of March 31, 2024, the Fund’s most recent fiscal period end, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended March 31, 2024, the Fund’s most recent fiscal period end, the Fund did not incur any interest or penalties.

The Fund utilizes a tax year-end of September 30 and the Fund’s income and federal excise tax returns and all financial records supporting returns will be subject to examination by the federal and Delaware revenue authorities.

H. Indemnifications

Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts that provide general indemnification to other parties. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred and may not occur. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3.	Investment Transactions

For the period ended September 30, 2024, the Fund purchased (at cost) and sold interests (proceeds) in investment securities in the amount of $43,200,862 and $3,204,721 (excluding short-term securities), respectively.

4.	Management Fees, Administration Fees and Custodian Fees

The Fund has entered into an investment advisory agreement with the Adviser. Under the investment advisory agreement, the Fund pays the Adviser a monthly fee, which is calculated and accrued monthly (the “Advisory Fee”), at the annual rate of 1.65% of the Fund’s average daily net assets. For the period ended September 30, 2024, the Fund incurred $463,395 in advisory fees under the agreement.

The Adviser and the Fund have entered into an expense limitation and reimbursement agreement under which the Adviser has agreed contractually to waive its management fees and to pay or absorb the ordinary operating expenses of the Fund (including organizational and offering expenses, but excluding interest, dividends, amortization/accretion and interest on

Niagara Income Opportunities Fund

Notes to Financial Statements

September 30, 2024 (Unaudited) (Continued)

securities sold short, brokerage commissions, acquired fund fees and expenses and extraordinary expenses), to the extent that the management fees plus the Fund’s ordinary annual operating expenses exceed 1.99% per annum of the Fund’s average daily net assets. Prior to 8/1/2024, the expense limitation was 2.05%. In consideration of the Advisor’s agreement to limit the Fund’s expenses, any waiver and reimbursement by the Adviser is subject to repayment by the Fund within the three years from the date the Adviser waived or made any reimbursement payment, if the Fund is able to make the repayment (after the repayment amount is taken into consideration) without exceeding the lesser of the expense limitation in place at the time of the waiver or the current expense limitation and the repayment is approved by the Board of Trustees. The expense limitation and reimbursement agreement may not be terminated by the Adviser, but it may be terminated by the Board upon written notice to the Adviser.

As of September 30, 2024, $49,882 of the $49,888 waived organization costs are subject to possible recoupment by the Adviser through December 8, 2026. Expenses waived or reimbursed for the fiscal period ended March 31, 2024 in the amount of $133,883 are subject to possible recoupment by the Adviser through March 31, 2027. Expenses waived or reimbursed for the fiscal period ended September 30, 2024 in the amount of $171,699 are subject to possible recoupment by the Adviser through September 30, 2027.

The Fund has engaged U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services, to serve as the Fund’s administrator, fund accountant, and transfer agent.

The Fund has engaged U.S. Bank, N.A. to serve as the Fund’s custodian.

The Fund has engaged Foreside Fund Services, LLC to serve as the Fund’s distributor.

5.	Trustees and Officers

The Board has overall responsibility to manage and control the business affairs of the Fund, including the complete and exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund’s business. The Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation. The Trustees who are not affiliated with the Fund or the Adviser are each paid an annual fee of $10,000 plus $2,000 per in-person meeting and $500 per electronic meeting. All Trustees are reimbursed by the Fund for any reasonable expenses incurred attending such meetings. One of the Trustees is an employee of the Adviser and receives no compensation from the Fund for serving as a Trustee.

The officers of the Fund are affiliated with the Adviser. All such affiliated officers receive no compensation from the Fund for serving in their respective roles.

6.	Repurchase Offers

The Fund is a closed end fund that operates as an interval fund. Once each quarter, the Fund will offer to repurchase at NAV no less than 5% outstanding shares of the Fund, unless such offer is suspended or postponed in accordance with regulatory requirements. The offer to repurchase shares is a fundamental policy, that may not be changed without the vote of the holders of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act).

The Board of Trustees, or a committee thereof, in its sole discretion, will determine the number of shares that the Fund will offer to repurchase (the “Repurchase Offer Amount”) for a given repurchase offer. The Repurchase Offer Amount will be no less than 5% and no more than 25% of the total number of shares outstanding on the date the repurchase offer ends (the “Repurchase Request Deadline”). However, investors should not rely on repurchase offers being made in amounts in excess of 5% of Fund assets.

If shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, the Fund may, but is not required to, repurchase an additional amount of shares not to exceed 2% of the outstanding shares of the Fund on the Repurchase Request Deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding shares on the

Niagara Income Opportunities Fund

Notes to Financial Statements

September 30, 2024 (Unaudited) (Continued)

Repurchase Request Deadline, the Fund will repurchase the shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than one hundred shares and who tender all of their shares, before prorating other amounts tendered.

The Fund had 6,892,070 shares outstanding at September 30, 2024. The Fund issued 4,010,290 shares through shareholder subscriptions, 85,496 shares through shareholder reinvestments and repurchased 125,488 shares through shareholder redemptions during the period ended September 30, 2024.

7.	Risk Factors

The Fund is a closed-end investment company that operates as an interval fund. It is designed for long-term investors and not as a trading vehicle. Unlike many closed-end investment companies, the Fund’s shares are not listed on any securities exchange and are not publicly traded. There is currently no secondary market for the shares and the Fund expects that no secondary market will develop. Liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the shares outstanding at NAV. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer.

The Fund may be materially affected by market, economic and political conditions globally and in the jurisdictions and sectors in which it invests or operates, including factors affecting interest rates, the availability of credit, currency exchange rates and trade barriers. These factors are outside the Adviser’s control and could adversely affect the liquidity and value of the Fund’s investments, and may reduce the ability of the Fund to make attractive new investments.

In particular, economic and financial market conditions began to significantly deteriorate around 2007 and early 2020 as compared to prior periods. Global financial markets experienced considerable declines in the valuations of debt and equity securities, an acute contraction in the availability of credit and the failure of a number of leading financial institutions. As a result, certain government bodies and central banks worldwide, including the U.S. Treasury Department and the U.S. Federal Reserve, undertook unprecedented intervention programs, the effects of which remain uncertain. The U.S. economy has experienced and continues to experience relatively high levels of constrained lending. Although certain financial markets have shown some recent signs of the improvement, to the extent economic conditions experienced recently, they may adversely impact the investments of the Fund. Low interest rates related to monetary stimulus and economic stagnation may also negatively impact expected returns on investments in such an environment. Trends and historical events do not imply, forecast or predict future events and past performance is not necessarily indicative of future results. There can be no assurance that the assumptions made or the beliefs and expectations currently held by the Adviser will prove correct, and actual events and circumstances may vary significantly.

The Fund may be subject to risk arising from a default by one of several large institutions that are dependent on one another to meet their liquidity or operational needs, so that a default by one institution may cause a series of defaults by the other institutions. This is sometimes referred to as “systemic risk” and may adversely affect financial intermediaries, such as clearing agencies, clearing houses, banks, securities firms and exchanges, with which the Fund interacts on a daily basis.

In addition, the Fund is subject to the risk that geopolitical and other events will disrupt the economy on a national or global level. For instance, war, terrorism, market manipulation, government defaults, government shutdowns, political changes or diplomatic developments, climate change and climate-related events, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value. The lingering effects of COVID-19 and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, have had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may negatively impact the performance of the Fund’s investments or decrease the liquidity of those investments. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.

Niagara Income Opportunities Fund

Notes to Financial Statements

September 30, 2024 (Unaudited) (Continued)

8.	Options, Futures, Forward Contracts and Swap Agreements

The Fund’s transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies, if any, will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

Certain of the Fund’s hedging activities (including transactions in foreign currencies or foreign currency-denominated instruments), if any, are likely to produce a difference between its book income and its taxable income. If the Fund’s book income exceeds its taxable income, any distribution of such excess book income will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If the Fund’s book income is less than its taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

9.	Fair Value of Financial Instruments

The Fund has adopted the authoritative fair valuation accounting standards of ASC 820, Fair Value Measurements and Disclosures, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Valuations based primarily on inputs that are unobservable and significant.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Valuation Designee’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the investment. The following section describes the valuation techniques used by the Valuation Designee to measure different financial instruments at fair value and includes the level within the fair value hierarchy in which the financial instrument is categorized.

Investments whose values are based on quoted market prices in active markets are classified within Level 1. These investments generally include equity securities traded on a national securities exchange, registered investment companies, certain U.S. government securities and certain money market securities. The Valuation Designee does not adjust the quoted price for such instruments, even in situations where the Fund holds a large position and a sale could reasonably be expected to impact the quoted price.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs, are classified within Level 2. These investments generally include certain U.S. government and sovereign obligations, most government agency securities, and investment grade corporate bonds.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. These investments generally include private equity investments and less liquid corporate debt securities. When observable prices are not available for these investments, the Valuation Designee uses one or more valuation techniques (e.g., the market approach

Niagara Income Opportunities Fund

Notes to Financial Statements

September 30, 2024 (Unaudited) (Continued)

or income approach) for which sufficient data is available. The selection of appropriate valuation techniques may be affected by the availability of relevant inputs as well as the relative reliability of inputs. In some cases, one valuation technique may provide the best indication of fair value while in other circumstances, multiple valuation techniques may be appropriate. The results of the application of the various techniques may not be equally representative of fair value, due to factors such as assumptions made in the valuation. In some situations, the Valuation Designee may determine it appropriate to evaluate and weigh the results, as appropriate, to develop a range of possible values, with the fair value based on the Valuation Designee’s assessment of the most representative point within the range.

The Fund has invested in credit facilities that are either secured by the borrower’s assets or are unsecured in nature. The credit facilities have been made directly or through participation with private investment or operating companies. The investments in credit facilities will generally be held at cost subject to certain revisions, such as (i) a material change in interest rates for similar notes or (ii) if the Investment Manager becomes aware of a fundamental change that has not been reflected in the cost. The Fund has determined to value its investments in credit facilities generally at cost although some are above or below cost as of March 31, 2024. Investments in credit facilities are categorized in Level 3 of the fair value hierarchy.

The Fund values private investment companies using the NAVs provided by the underlying private investment companies as a practical expedient. The Fund applies the practical expedient to private investment companies on an investment-by-investment basis, and consistently with the Fund’s entire position in a particular investment, unless it is probable that the Fund will sell a portion of an investment at an amount different from the NAV of the investment. Each of these investments has certain restrictions with respect to rights of withdrawal by the Fund as specified in the respective agreements. Generally, the Fund is required to provide notice of its intent to withdraw after the investment has been maintained for a certain period of time.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2024. Assets valued using NAV as a practical expedient, an indicator of fair value, are listed in a separate column to permit reconciliation to totals in the Statement of Assets and Liabilities.

	Fair Value Measurements at Reporting Date Using:
	Quoted Prices In Active markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Practical Expedient	Total
Assets:
Partnerships	$—	$—	$—	$21,826,432	$21,826,432
Non-Listed BDCs	—	—	—	3,373,520	3,373,520
Preferred Equity	—	—	1,875,296	—	1,875,296
Secured Debt	—	—	475,000	—	475,000
Senior Secured Debt	—	—	28,753,686	—	28,753,686
Subordinated Debt	—	—	5,004,321	—	5,004,321
Open-End Funds	3,121,756	—	—	—	3,121,756
Closed-End Funds	767,388	—	—	—	767,388
Money Market Instruments	6,853,655	—	—	—	6,853,655
Total Assets:	$10,742,799	$—	$36,108,303	$25,1999,952	$72,051,054

Refer to the Schedule of Investments for classifications.

Niagara Income Opportunities Fund

Notes to Financial Statements

September 30, 2024 (Unaudited) (Continued)

The following table presents the changes in assets and transfers in and out which are classified in Level 3 of the fair value hierarchy for the six months ended September 30, 2024:

	Secured Debt	Senior Secured Debt	Subordinated Debt	Preferred Equity
March 31, 2024	$—	$6,817,161	$1,523,000	$—
Realized gains (losses)	—	—	—	—
Change in unrealized gains (losses)	—	636,525	131,321	75,296
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Purchases	475,000	23,300,000	3,350,000	1,800,000
Sales	—	(2,000,000)	—	—
September 30, 2024	$475,000	$28,753,686	$5,004,321	$1,875,296
Net change in unrealized appreciation (depreciation) attributable to Level 3 investments held at September 30, 2024	$—	$636,525	$131,321	$75,296

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of September 30, 2024:

Investments	Fair Value	Valuation Technique	Unobservable Inputs	Range of Inputs	Weighted Average	Impact on Valuation from an increase in Input
Secured Debt	$475,000	Market Approach	Acquisition Cost	N/A	N/A	Increase
Senior Secured Debt	$28,753,686	Market Approach	Acquisition Cost	N/A	N/A	Increase
Subordinated Debt	$5,004,321	Market Approach	Acquisition Cost	N/A	N/A	Increase
Preferred Equity	1,875,296	Market Approach	Acquisition Cost	N/A	N/A	Increase

Credit facilities may be structured to be fully funded at the time of investment or include unfunded loan commitments, which are contractual obligations for future funding. As of September 30, 2024, the Fund had unfunded loan commitments to credit facilities of $0.

Niagara Income Opportunities Fund

Notes to Financial Statements

September 30, 2024 (Unaudited) (Continued)

The following table represents investment categories, unfunded commitments and redemptive restrictions of investments that are measured at NAV per share (or its equivalent) as a practical expedient as of September 30, 2024:

Investment Name	Vehicle Type	Fair Value	Total Uncalled	Redemption Frequency	Redemption Notice Period	Lockup Period	Gate
HFSA LLC	Private LP	$8,925,633	$—	Monthly; except for September, October, November, and December	90 days	N/A	5%
EAJF Leveraged Feeder LP	Private LP	6,793,843	—	Quarterly	60 days	3 years	25%
Oak Institutional Credit Solutions	Private LP	2,976,949	—	Quarterly	90 days	1 year	N/A
Revere Specialty Finance Fund LP	Private LP	2,402,898	—	Quarterly	60 days	2 years	N/A
ACM Factor Fund Class B	Private LP	11,373	—	24 months	60 days	2 years	N/A
Delgatto Diamond Finance Fund	Private LP	715,736	—	Monthly	90 days	1 year	5%
Monroe Capital Income Plus Corporation	Non-listed BDC	1,345,372	—	Quarterly	180 days	1 year	5%
Nuveen Churchhill Private Capital Income Fund - Class I	Non-listed BDC	2,028,148	—	Quarterly	60 days	N/A	5%
	Total	$25,199,952	$—

10. Federal Income Tax

At March 31, 2024, the Fund’s most recent fiscal period end, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments:	$29,557,719
Unrealized appreciation:	69,641
Unrealized depreciation:	—
Net unrealized appreciation:	$69,641

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

11. Organization and Offering Costs

Organization and offering expenses shall mean all third party charges and out-of-pocket costs and expenses incurred by the Fund and the Adviser in connection with the formation of the Fund, the offering of the Fund’s shares, and the admission of investors in the Fund, including, without limitation, travel, legal, accounting, filing, advertising and all other expenses incurred in connection with the offer and sale of interests in the Fund.

The Fund incurred organizational expenses of $49,888, which were accrued through December 8, 2023 and have been reimbursed by the Adviser. The Fund incurred offering costs of $87,666 which are presented in the Statement of Assets and Liabilities as a deferred asset, net of any amounts subsequently expensed. These offering costs will be amortized to expense

Niagara Income Opportunities Fund

Notes to Financial Statements

September 30, 2024 (Unaudited) (Continued)

over twelve months on a straight-line basis from December 29, 2023. The Fund’s organizational and offering expenses are subject to reimbursement pursuant to the Expense Limitation Agreement between the Fund and the Adviser as described in Note 4.

12. Subsequent Events

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Niagara Income Opportunities Fund

Shareholder Expense Example

(Unaudited)

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/24	Ending Account Value 9/30/24	Annualized Expense Ratios	Expenses Paid During the Period(1)
Niagara Income Opportunities Fund
Actual	$1,000.00	$1,052.30	2.03%	$10.44
Hypothetical (5% return before expenses)	$1,000.00	$1,014.89	2.03%	$10.25

(1)	Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/365 (to reflect the six-month period).

Niagara Income Opportunities Fund

Additional Information

September 30, 2024 (Unaudited)

N-PORT

The Fund will file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-PORT. The Fund’s Form N-PORT will be available without charge by visiting the SEC’s Web site at www.sec.gov.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities owned by the Fund and information regarding how the Fund voted proxies relating to the portfolio of securities for the most recent 12-month period ended December 31st are available to shareholders without charge, upon request by calling the Advisor toll free at (800) 632- 4027 or on the SEC’s web site at www.sec.gov.

BOARD OF TRUSTEES

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and is available upon request without charge by calling the Advisor toll free at (800) 632 -4027 or by visiting the SEC’s web site at www.sec.gov.

FORWARD-LOOKING STATEMENTS

This report contains “forward-looking statements,’’ which are based on current management expectations. Actual future results, however, may prove to be different from expectations. You can identify forward-looking statements by words such as “may’’, “will’’, “believe’’, “attempt’’, “seem’’, “think’’, “ought’’, “try’’ and other similar terms. The Fund cannot promise future returns. Management’s opinions are a reflection of its best judgment at the time this report is compiled, and it disclaims any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

Niagara Income Opportunities Fund

Fund Service Providers

Investment Advisor:

Liquid Strategies, LLC
3550 Lenox Road NE, Suite 2550,
Atlanta, GA 30326

Custodian

U.S. Bank, N.A.
1555 N. River Center Drive, Suite 302,
Milwaukee, WI 53212

Transfer Agent

U.S. Bank Global Fund Services
615 East Michigan Street, 3rd Floor,
Milwaukee, WI 53212

Administrator and Accounting Agent

U.S. Bank Global Fund Services
615 East Michigan Street, 3rd Floor,
Milwaukee, WI 53212

Legal Counsel

Thompson Hine LLP
41 South High Street, Suite 1700,
Columbus, OH 43215

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800,
Cleveland, OH 44115

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 9. Proxy Disclosure for Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Not applicable to closed-end investment companies.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The registrant did not engage in securities lending activities during the fiscal period reported on this Form N-CSR.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.
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Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.
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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Niagara Income Opportunities Fund

By (Signature and Title)*	/s/Adam C. Stewart
Adam C. Stewart, President/Principal Executive Officer

Date	12/9/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Adam C. Stewart
Adam C. Stewart, President/Principal Executive Officer

Date	12/9/2024

By (Signature and Title)*	/s/Kathryn Bruckert
Kathryn Bruckert, Treasurer/Principal Financial Officer

Date	12/9/2024

*	Print the name and title of each signing officer under his or her signature.
4